Leases	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Leases

(14) Leases

Future minimum lease payments under non-cancelable operating leases for buildings, equipment and automobiles at September 30, 2013 are set out below. Alion subleases some excess capacity to subtenants under non-cancelable operating leases.

Lease Payments for Fiscal Years Ending	(In thousands)
2014	$26,009
2015	24,875
2016	21,041
2017	17,804
2018	14,931
And thereafter	19,109

Gross lease payments	$123,769
Less: non-cancelable subtenant receipts	(1,711)

Net lease payments	$122,058

Composition of Total Rent Expense

	September 30,
	2013	2012	2011
	(In thousands)
Minimum rentals	$21,530	$20,639	$21,992
Less: Sublease rental income	(600)	(156)	(1,610)

Total rent expense, net	$20,930	$20,483	$20,382